Supplement to the
Fidelity® Total Bond Fund
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 24.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.
TBD-14-02  December 12, 2014
1.780489.115

Supplement to the
Fidelity Advisor® Total Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.
ATB-14-02  December 12, 2014
1.808071.123

Supplement to the
Fidelity Advisor® Total Bond Fund
Institutional Class
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 25.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.
ATBI-14-02  December 12, 2014
1.807922.118